SHARE-BASED COMPENSATION PROGRAMS - Stock Option Activity (Details) - 12 months ended Dec. 31, 2022 € / shares in Units, $ / shares in Units, € in Thousands, shares in Thousands, $ in Thousands	USD ($) $ / shares shares	USD ($) € / shares $ / shares shares	EUR (€) € / shares shares
EQH Shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options, Number Outstanding, Beginning Balance (in shares)	1,664	1,664
Options granted (in shares)	0	0
Options exercised (in shares)	(54)	(54)
Options forfeited, net (in shares)	(20)	(20)
Options expired/reinstated (in shares)	0	0
Options, Number Outstanding, Ending Balance (in shares)	1,590	1,590
Weighted Average Exercise Price
Options, Weighted Average Exercise Price, Beginning Balance (in dollars/euros per share) | $ / shares	$ 21.66
Options granted, Weighted Average Exercise Price (in dollars/euros per share) | $ / shares	15.69
Options exercised, Weighted Average Exercise Price (in dollars/euros per share) | $ / shares	19.34
Options forfeited, net, Weighted Average Exercise Price (in dollars/euros per share) | $ / shares	22.57
Options expired/reinstated, Weighted Average Exercise Price (in dollars/euros per share) | $ / shares	0
Options, Weighted Average Exercise Price, Ending Balance (in dollars/euros per share) | $ / shares	$ 21.72
Options Outstanding, Aggregate Intrinsic Value | $	$ 4,862	$ 4,862
Weighted average remaining contractual term (in years)	6 years 6 months 14 days	6 years 6 months 14 days
Options Exercisable (in shares)	1,247	1,247	1,247
Options Exercisable, Weighted Average Exercise Price (in dollars/euros per share) | $ / shares	$ 21.42	$ 21.42
Options Exercisable, Aggregate intrinsic value | $	$ 4,183	$ 4,183
Weighted average remaining contractual term (in years)	6 years 4 months 24 days	6 years 4 months 24 days
AXA Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options, Number Outstanding, Beginning Balance (in shares)	729	729
Options granted (in shares)	0	0
Options exercised (in shares)	(148)	(148)
Options forfeited, net (in shares)	(22)	(22)
Options expired/reinstated (in shares)	0	0
Options, Number Outstanding, Ending Balance (in shares)	559	559
Weighted Average Exercise Price
Options, Weighted Average Exercise Price, Beginning Balance (in dollars/euros per share) | € / shares		$ 22.44
Options granted, Weighted Average Exercise Price (in dollars/euros per share) | € / shares		0
Options exercised, Weighted Average Exercise Price (in dollars/euros per share) | € / shares		20.40
Options forfeited, net, Weighted Average Exercise Price (in dollars/euros per share) | € / shares		23.92
Options expired/reinstated, Weighted Average Exercise Price (in dollars/euros per share) | € / shares		0
Options, Weighted Average Exercise Price, Ending Balance (in dollars/euros per share) | € / shares		$ 22.92
Options Outstanding, Aggregate Intrinsic Value | €			€ 0
Weighted average remaining contractual term (in years)	4 years	4 years
Options Exercisable (in shares)	529	529	529
Options Exercisable, Weighted Average Exercise Price (in dollars/euros per share) | € / shares			€ 23.00
Options Exercisable, Aggregate intrinsic value | €			€ 0
Weighted average remaining contractual term (in years)	3 years 10 months 28 days	3 years 10 months 28 days